Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

H. Fair Value of Financial Instruments

The carrying amounts of certain financial instruments, including cash and cash equivalents and accounts payable, approximate their respective fair values due to the short-term nature of such instruments. The carrying amount of the line of credit approximates fair value due to the variable interest rate in that instrument.

The fair value of the Deerfield Convertible Notes and the Term Notes was $41.4 million and $13.5 million, respectively, at September 30, 2015. Both the Deerfield Convertible Notes and the Term Notes fall within Level 3 of the fair value hierarchy as their value is based on the credit worthiness of the Company, which is an unobservable input.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgements to be made. The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2014, and September 30, 2015 (in thousands):

	Balance at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$2,746	$–	$–	$2,746
2013 Warrant liability	520	–	–	520
Deerfield Warrant liability	12,560	–	–	12,560
Embedded Put Option	140	–	–	140

	$15,966	$–	$–	$15,966

	Balance at September 30, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$7,674	$–	$–	$7,674
Deerfield Warrant liability	32,615	–	–	32,615
Embedded Put Option	808	–	–	808

	$41,097	$–	$–	$41,097

The Company’s Underwriter Warrant liability, Deerfield Warrant liability, and the embedded Put Option on the Deerfield Warrant are measured at fair value on a recurring basis. The 2013 Warrant liability was recorded at fair value on a recurring basis through the completion of the IPO. As of December 31, 2014 and September 30, 2015, the Underwriter Warrant liability, the Deerfield Warrant liability and the embedded Put Option are reported on the balance sheet in derivative and warrant liability. As of December 31, 2013, the 2014 Warrant liability was reported on the balance sheet in derivative and warrant liability. Upon closing of the IPO in April 2015, the 2013 Warrant liability was marked to fair value and then reclassified to equity. The Company used a Monte Carlo simulation to value the Underwriter Warrant liability and the embedded Put Option at December 31, 2014 and September 30, 2015. The Company used a Monte Carlo simulation to value the 2013 Warrant liability as of December 31, 2014, and the closing date of the IPO. Significant unobservable inputs used in measuring the fair value of these financial instruments included the Company’s estimated enterprise value, an estimate of the timing of a liquidity event, a present value discount rate and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Changes in the fair value of the Underwriter Warrant liability, the 2013 Warrant liability, the Deerfield Warrant liability and the embedded Put Option are reflected in the statements of operations as a fair value adjustment. A 10% increase in the enterprise value would result in an increase of $1.0 million in the estimated fair value of the Underwriter Warrant liability, an increase of $3.6 million in the estimated fair value of the Deerfield Warrant liability, and no change in the estimated fair value of the embedded Put Option at September 30, 2015.

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows (in thousands):

	Nine Months Ended September 30,
	2014	2015
Balance at beginning of period	$2,812	$15,966
Issuance of Deerfield Warrant	7,610	–
Embedded Put Option	220	–
Conversion of 2013 Convertible Notes	(1,900)	–
Reclassification of 2013 Warrants to equity	–	(1,110)
Exercise of warrants	–	(271)
Adjustment to fair value	4,002	26,512

Balance at end of period	$12,744	$41,097

12. Fair Value of Financial Instruments

The carrying amounts of certain financial instruments, including cash and cash equivalents and accounts payable, approximate their respective fair values due to the short-term nature of such instruments. The carrying amount of the line of credit approximates fair value due to the variable interest rate in that instrument.

The fair value of the Company’s 2013 Convertible Notes was $3,650,000 at December 31, 2013. The 2013 Convertible Notes fall within Level 3 of the fair value hierarchy as their value is based on the credit worthiness of the Company, which is an unobservable input. The 2013 Convertible Notes were converted into Series D Preferred on June 2, 2014.

The fair value of the Deerfield Convertible Notes and the Term Notes was $17,350,000 and $9,032,000 at December 31, 2014, respectively. The Deerfield Convertible Notes and Term Notes fall within level 3 of the fair value hierarchy as their value is based on the credit worthiness of the Company, which is an unobservable input.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2013 and 2014 (in thousands):

	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$1,053,260	$–	$–	$1,053,260
Preferred stock warrant liability	400,000	–	–	400,000
Conversion Feature and Put Option	1,360,000	–	–	1,360,000

	$2,813,260	$–	$–	$2,813,260

	Balance at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$2,745,891	$–	$–	$2,745,891
Preferred stock warrant liability	13,080,000	–	–	13,080,000
Embedded Deerfield Put Option	140,000	–	–	140,000

	$15,965,891	$–	$–	$15,965,891

The Company’s Underwriter Warrant liability, preferred stock warrant liability, the Conversion Feature and Put Option on the 2013 Convertible Notes and the Embedded Deerfield Put Option on the Deerfield Warrant are measured at fair value on a recurring basis. As of December 31, 2013, the Underwriter Warrant liability, the preferred stock warrant liability and the Conversion Feature and Put Option are reported on the balance sheet in derivative and warrant liability. As of December 31, 2014, the Underwriter Warrant liability, the preferred stock warrant liability and the Embedded Deerfield Put Option are reported on the balance sheet in derivative and warrant liability. The Company used a Monte Carlo simulation to value the Underwriter Warrant liability and the preferred stock warrant liability at December 31, 2013 and 2014. The Company used a Monte Carlo simulation to value the Conversion Feature and Put Option at issuance and December 31, 2013 and the Embedded Deerfield Put Option at December 31, 2014. Significant unobservable inputs used in measuring the fair value of financial instruments included the Company’s estimated enterprise value, an estimate of the timing of a liquidity event, a present value discount rate, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Changes in the fair value of the Underwriter Warrant liability, the preferred stock warrant liability and the Conversion Feature and Put Option are reflected in the statements of operations as a fair value adjustment. A 10% increase in the enterprise value would result in a $158,891 increase in the estimated fair value of the Underwriter Warrant liability and a $60,000 increase in the estimated fair value of the preferred stock warrant liability, while an increase of 100 basis points in the discount rate would result in a $610,000 increase in the estimated fair value of the Conversion Feature and Put Option at December 31, 2013. A 10% increase in the enterprise value would result in a $423,477 increase in the estimated fair value of the Underwriter Warrant liability, a $1,694,484 increase in the estimated fair value of the preferred stock warrant liability and no change in the estimated fair value of the Embedded Deerfield Put Option at December 31, 2014.

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows (in thousands):

	2013	2014
Balance at January 1	$2,390,608	$2,813,260
Issuance of 2013 Warrants	410,000	–
Issuance of 2013 Convertible Notes	1,150,000	–
Issuance of Deerfield Convertible Notes and Term Notes	–	7,610,000
Embedded Deerfield Put Option	–	220,000
Conversion of 2013 Convertible Notes	–	(1,900,000)
Adjustment to fair value	(1,137,348)	7,222,631

Balance at December 31	$2,813,260	$15,965,891